Schedule of detail of the charge recognized in the statement of comprehensive loss income (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost	$ 66	$ 243	$ 226
Interest	689	477	312
Actuarial results - Other comprehensive results	(200)	(164)	15
Benefit plan charge	$ 555	$ 556	$ 553